Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001979610
Registrant Name	WF International Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A